Financial Risk Management - Market Risk - Foreign currency effects on the consolidated statement of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canadian dollar
Financial Risk Management
Assets	$ 11,055.5	$ 11,028.6
Liabilities	(7,129.0)	(6,719.6)
Net asset exposure before hedge of net investment	3,926.5	4,309.0
Hedge of net investment	(2,057.7)	(2,205.5)
Net asset exposure after hedge of net investment	1,868.8	2,103.5
Hypothetical change in pre-tax other comprehensive income (loss)	(186.9)	(210.4)
Hypothetical change in other comprehensive income (loss)	(181.3)	(209.3)
Euro
Financial Risk Management
Assets	8,269.4	7,549.2
Liabilities	(6,844.3)	(6,066.3)
Net asset exposure before hedge of net investment	1,425.1	1,482.9
Hedge of net investment	(792.2)	(842.4)
Net asset exposure after hedge of net investment	632.9	640.5
Hypothetical change in pre-tax other comprehensive income (loss)	(63.3)	(64.1)
Hypothetical change in other comprehensive income (loss)	(35.7)	(40.0)
British pound sterling
Financial Risk Management
Assets	1,783.3	1,793.8
Liabilities	(1,339.1)	(1,292.7)
Net asset exposure before hedge of net investment	444.2	501.1
Net asset exposure after hedge of net investment	444.2	501.1
Hypothetical change in pre-tax other comprehensive income (loss)	(44.4)	(50.1)
Hypothetical change in other comprehensive income (loss)	(43.5)	(49.1)
Indian rupee
Financial Risk Management
Assets	3,697.6	3,663.6
Liabilities	(1,251.3)	(1,184.8)
Net asset exposure before hedge of net investment	2,446.3	2,478.8
Net asset exposure after hedge of net investment	2,446.3	2,478.8
Hypothetical change in pre-tax other comprehensive income (loss)	(244.6)	(247.9)
Hypothetical change in other comprehensive income (loss)	$ (228.0)	$ (230.5)